SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of useful lives of plant and equipment

Expected useful lives
Computer and equipment	5 years
Furniture and fixtures	5 years

Schedule of disaggregated revenue

	Six months ended June 30,
	2026	2025

White label solutions	$–	$1,844
Matchroom Mini-app solutions	2,977	4,133
	$2,977	$5,977

Schedule of anti-dilutive shares

	As of
	June 30, 2026	December 31, 2025
	(Shares)	(Shares)

Convertible shares	5,898,256	5,898,256